6. FINANCIAL RISK MANAGEMENT (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Risk Management Details 3
Current assets	$ 36,912	$ 23,150
Current liabilities	$ 29,958	$ 30,063
Liquidity index	1.23%	0.77%